Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Treasury shares, at cost	Total Highway Holdings Limited's Shareholder's equity	Non-controlling interests	Total
Balance, at Mar. 31, 2018	$ 38	$ 11,370	$ 347		$ (14)	$ 11,741	$ 49	$ 11,790
Balance, (in Shares) at Mar. 31, 2018	3,802
Net income (loss)			(630)			(630)	(38)	(630)
Cash dividends			(950)			(950)		(950)
Translation adjustments				(35)		(35)		(35)
Balance, at Mar. 31, 2019	$ 38	11,370	(1,233)	(35)	(14)	10,126	11	10,137
Balance, (in Shares) at Mar. 31, 2019	3,802
Shares issued	$ 2					2		$ 2
Shares issued (in Shares)	175
Exercise of share options (in Shares)
Shares cancelled		(14)			14
Shares cancelled (in Shares)	(5)
Share-based compensation		181				181		$ 181
Net income (loss)			687			687	(1)	686
Cash dividends			(319)			(319)		(319)
Translation adjustments				231		231		231
Balance, at Mar. 31, 2020	$ 40	11,537	(865)	196		10,908	10	10,918
Balance, (in Shares) at Mar. 31, 2020	3,972
Shares issued (in Shares)	15
Exercise of share options		79				79		$ 79
Exercise of share options (in Shares)	40
Share-based compensation		93				93		$ 93
Net income (loss)			(461)			(461)	7	(461)
Cash dividends			(715)			(715)		(715)
Translation adjustments				(148)		(148)		(148)
Balance, at Mar. 31, 2021	$ 40	$ 11,709	$ (2,041)	$ 48		$ 9,756	$ 17	$ 9,773
Balance, (in Shares) at Mar. 31, 2021	4,027